Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Vers
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Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and the other NEOs, calculated in accordance with Item 402(v) of Regulation
S-K,
and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis” beginning on page 19.

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to non-PEO Named Executive Officers (1)(2) ($)	Company TSR (3) ($)	Dow Jones Health Care REIT TSR (4) ($)	Net Income (5) ($mm)	Normalized FFO per Share (6) ($)

2022	16,025,513	(8,729,616)	6,192,126	(4,100,450)	63.54	81.93	902.6	1.82

2021	17,036,629	33,684,966	7,148,640	13,836,026	124.60	104.84	656.0	1.75

2020	16,857,637	28,218,059	7,468,721	12,540,993	109.05	90.20	431.5	1.57

(1)	For fiscal years 2020, 2021 and 2022, our PEO was Edward K. Aldag, Jr. Chairman, CEO and President, and our other NEOs were R. Steven Hamner, EVP and CFO and Emmett E. McLean, EVP, COO and Secretary

(2)
The amounts reported represent the “compensation actually paid”, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Adjustments to Determine Compensation “Actually Paid” for PEO (a)	2022	2021	2020

SCT Total Compensation ($)	16,025,513	17,036,629	16,857,637

Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(12,380,300)	(12,928,532)	(12,732,033)

Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	8,396,220	24,565,926	20,856,417

Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(20,548,139)	4,166,464	3,013,007

Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	762,900	1,047,721	793,180

Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	(985,810)	(203,242)	(570,149)

Compensation Actually Paid	(8,729,616)	33,684,966	28,218,059

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs Named Executive Officers (Average)	2022	2021	2020

SCT Total Compensation ($)	6,192,126	7,148,640	7,468,721

Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,531,857)	(5,249,546)	(5,552,149)

Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	3,039,094	9,729,908	9,116,553

Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(8,678,809)	1,874,864	1,423,515

Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	276,519	422,195	342,930

Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	(397,523)	(90,035)	(258,577)

Compensation Actually Paid	(4,100,450)	13,836,026	12,540,993

(a)
In making each of the adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. The valuation methodology used to calculate fair values did not materially differ from that disclosed at the time of grant. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form
10-K
each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

(3)
Company TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our common stock at the end and the beginning of the measurement period.

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones Health Care REIT Index, a published industry index.

(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(6)
Refer to Appendix A for our definition of FFO and Normalized FFO and a reconciliation of net income to FFO and Normalized FFO. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Normalized FFO is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure that is not otherwise required to be disclosed in the Pay Versus Performance table used by the Company to link compensation actually paid to the Company’s NEOs, computed in accordance with Item 402(v) of Regulation
S-K,
for the most recently completed fiscal year, to Company performance. The Company utilizes Normalized FFO as a performance metric in the Company’s performance-vesting restricted shares that are awarded to the NEOs.

Company Selected Measure Name	Normalized FFO
Named Executive Officers, Footnote [Text Block]	our other NEOs were R. Steven Hamner, EVP and CFO and Emmett E. McLean, EVP, COO and Secretary
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones Health Care REIT Index, a published industry index.
PEO Total Compensation Amount	$ 16,025,513	$ 17,036,629	$ 16,857,637
PEO Actually Paid Compensation Amount	$ (8,729,616)	33,684,966	28,218,059
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine Compensation “Actually Paid” for PEO (a)	2022	2021	2020

SCT Total Compensation ($)	16,025,513	17,036,629	16,857,637

Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(12,380,300)	(12,928,532)	(12,732,033)

Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	8,396,220	24,565,926	20,856,417

Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(20,548,139)	4,166,464	3,013,007

Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	762,900	1,047,721	793,180

Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	(985,810)	(203,242)	(570,149)

Compensation Actually Paid	(8,729,616)	33,684,966	28,218,059

Non-PEO NEO Average Total Compensation Amount	$ 6,192,126	7,148,640	7,468,721
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,100,450)	13,836,026	12,540,993
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs Named Executive Officers (Average)	2022	2021	2020

SCT Total Compensation ($)	6,192,126	7,148,640	7,468,721

Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,531,857)	(5,249,546)	(5,552,149)

Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	3,039,094	9,729,908	9,116,553

Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(8,678,809)	1,874,864	1,423,515

Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	276,519	422,195	342,930

Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	(397,523)	(90,035)	(258,577)

Compensation Actually Paid	(4,100,450)	13,836,026	12,540,993

(a)
In making each of the adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. The valuation methodology used to calculate fair values did not materially differ from that disclosed at the time of grant. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form
10-K
each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Important Financial Measures
The following are the measures that we have determined represent the most important performance measures used to link compensation actually paid to Company performance for 2022:

Most Important Measures for 2022
Normalized FFO per Share
EBITDA/Interest Expense Ratio
EBITDA
Acquisitions
1YR and 3 YR TSR (Absolute and Relative)

Total Shareholder Return Amount	$ 63.54	124.6	109.05
Peer Group Total Shareholder Return Amount	81.93	104.84	90.2
Net Income (Loss)	$ 902,600,000	$ 656,000,000	$ 431,500,000
Company Selected Measure Amount	1.82	1.75	1.57
PEO Name	Edward K. Aldag, Jr. Chairman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Normalized FFO per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA/Interest Expense Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Acquisitions
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	1YR and 3 YR TSR (Absolute and Relative)
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,380,300)	$ (12,928,532)	$ (12,732,033)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,396,220	24,565,926	20,856,417
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,548,139)	4,166,464	3,013,007
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	762,900	1,047,721	793,180
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(985,810)	(203,242)	(570,149)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,531,857)	(5,249,546)	(5,552,149)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,039,094	9,729,908	9,116,553
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,678,809)	1,874,864	1,423,515
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,519	422,195	342,930
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (397,523)	$ (90,035)	$ (258,577)